Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Operations (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Parent Company Statements of Operations [Line Items]
Equity in loss of subsidiaries	$ (642,807)	$ (11,440,721)	$ (2,919,423)
General and administrative expenses	(192,233)	(82,620)	(23,193)
Interest income	191,811	187,430	1,725
Net Loss	$ (643,229)	$ (11,335,911)	$ (2,940,891)